Segment and Geographic Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								11 Months Ended		12 Months Ended
	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue	$ 14,952	$ 9,381	$ 9,339	$ 10,373	$ 15,161	$ 10,749	$ 10,095	$ 9,471	$ 39,948	$ 41,319	$ 45,476	$ 44,432
Europe [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									0		0	0
Canada [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue												5,469
China [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									1,574
Other [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue											157
Scenario, Previously Reported [Member]
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	3,270				3,471				3,270		3,471	3,823
Scenario, Previously Reported [Member] | United States [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									33,343		37,615	37,070
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	2,404				2,507				2,404		2,507	2,741
Scenario, Previously Reported [Member] | Europe [Member]
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	352				352				352		352	438
Scenario, Previously Reported [Member] | Canada [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									4,818		5,635
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	341				432				341		432	474
Scenario, Previously Reported [Member] | China [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue											2,069	1,779
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	142				161				142		161	147
Scenario, Previously Reported [Member] | Other [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Total revenue									213			114
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	$ 31				$ 19				$ 31		$ 19	$ 23